Revenues	6 Months Ended
Jun. 30, 2026
Revenues [Abstract]
Revenues
19.	Revenues

(a)   Vessel Revenues:

The following table includes the vessel revenues earned by the Company by type of contract (time charters and pool agreements) in each of the six months ended June 30, 2025, and 2026, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2025	2026
Time charter revenues	$20,213,839	$24,340,327
Pool revenues	1,268,428	2,503,224
Total Vessel revenues	$21,482,267	$26,843,551

The Company generates its revenues from time charters and pool arrangements.

The Company typically enters into fixed rate or index-linked rate charters with an option to convert to fixed rate time charters ranging from one month to twelve months and in isolated cases on longer terms depending on market conditions. The charterer has the full discretion over the ports visited, shipping routes and vessel speed, subject to the owner protective restrictions discussed below. Time charter agreements may have extension options ranging from months, to, sometimes, years. The time charter party generally provides, among others, typical warranties regarding the speed and the performance of the vessel as well as owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws and war risks, and carries only lawful and non-hazardous cargo.

From time to time, the Company’s dry bulk vessels are fixed on period charter contracts with the rate of daily hire linked to the average of the time charter routes comprising the respective indices for dry bulk vessels of the Baltic Exchange. Such contracts also carry an option for the Company to convert the index-linked rate to a fixed rate for a minimum period of three months and up to the maximum remaining duration of the charter contract, according to the average of the forward freight agreement curve of the respective Baltic index for the desired period, at the time of conversion. The index-linked contracts with conversion clause provide flexibility and allow the Company to either enjoy exposure in the spot market, when the rate is floating, or to secure foreseeable cash flow when the rate has been converted to fixed over a certain period.

The Company employs certain of its vessels in pools. The main objective of pools is to enter into arrangements for the employment and operation of the pool vessels, so as to secure for the pool participants the highest commercially available earnings per vessel on the basis of pooling the revenue and expenses of the pool vessels and dividing them between the pool participants based on the terms of the pool agreement. The Company typically enters into pool arrangements for a minimum period of six months, subject to certain rights of suspension and/or early termination.
(b)   Revenue from services

The following table represents a disaggregation of revenue from contracts with customers by type of service:

	Six months ended June 30, 2025	Six months ended June 30, 2026
Ship Management	$7,718,334	$10,196,740
Management Services	4,044,698	3,937,338
Transaction Services	3,351,292	4,278,071
Other Revenue	1,689,221	1,569,686
Total Revenue from services	$16,803,545	$19,981,835

The following table represents a geographical disaggregation of revenue from services:

	Six months ended June 30, 2025	Six months ended June 30, 2026
Germany	$12,574,925	$15,942,437
The Netherlands	1,056,963	848,151
China (Hong Kong)	2,046,150	2,251,055
Singapore	497,223	526,735
Panama	592,486	413,457
Colombia	35,798	—
Total revenue from services	$16,803,545	$19,981,835